Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	$ 7,090	$ 7,258
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	95	115
Included in profit or loss
Current service cost	1,180	1,133
Past service cost (credit)	(307)
Interest cost (income)	481	383
Included in profit or loss, total	1,354	1,516
Included in other comprehensive income
-demographic assumptions	854	(9)
-financial assumptions	17	(327)
-experience adjustment	340	(130)
-Return on plan assets excluding interest income	1	(2)
Included in other comprehensive income, total	1,212	(468)
Effects of movement in foreign exchange rates	(115)	(594)
Other
Contribution by employer	(2)	(1)
Benefits paid	(318)	(736)
Balance as at March 31	9,316	7,090
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	7,245	7,457
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	95	115
Included in profit or loss
Current service cost	1,180	1,133
Past service cost (credit)	(307)
Interest cost (income)	492	394
Included in profit or loss, total	1,365	1,527
Included in other comprehensive income
-demographic assumptions	854	(9)
-financial assumptions	17	(327)
-experience adjustment	340	(130)
Included in other comprehensive income, total	1,211	(466)
Effects of movement in foreign exchange rates	(118)	(609)
Other
Benefits paid	(331)	(779)
Balance as at March 31	9,467	7,245
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	(155)	(199)
Included in profit or loss
Interest cost (income)	(11)	(11)
Included in profit or loss, total	(11)	(11)
Included in other comprehensive income
-Return on plan assets excluding interest income	1	(2)
Included in other comprehensive income, total	1	(2)
Effects of movement in foreign exchange rates	3	15
Other
Contribution by employer	(2)	(1)
Benefits paid	13	43
Balance as at March 31	$ (151)	$ (155)